UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment [ ]; Amendment Number:0

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Mizuho Securities USA Inc.
              -----------------------------------
Address:      320 Park Avenue
              -----------------------------------
              12th Floor
              -----------------------------------
              New York, NY 10020
              -----------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mitchell Billek
       -------------------------------------------------
Title:   Executive Director & Controller
       -------------------------------------------------
Phone:   201-626-1286
       -------------------------------------------------


Signature, Place, and Date of Signing:


   /s/ Mitchell Billek               New York, NY             March 31, 2013
---------------------------    ------------------------   ----------------------
        [Signature]                  [City, State]                 [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          46
                                                 -----------------
Form 13F Information Table Value Total:          $ 1,773,999
                            (thousands)          -----------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None







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

                                                    FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3     COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                  VALUE       SHRS OR    SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER         CLASS       CUSIP       (X$1000)     PRN AMT    PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
----------------------- ----------- ------------ ----------- ------------ ----- ----- ------------ ---------- -------- ------ ------
3M COMPANY	            COM	      88579Y101	      20,127 	189,324     SH		   SOLE		        189,324
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AFFYMETRIX INC	 NOTE 4.00% 7/0	      00826TAH1	         508 	500,000     SH             SOLE		        500,000
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ALCOA INC	            COM	      013817101	       1,613 	189,324     SH		   SOLE		        189,324
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AMERICAN EXPRESS COMPANY    COM	      025816109	      12,772    189,324     SH		   SOLE		        189,324
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ARCHER DANIELS   NOTE .875% 2/1	      039483AW2	       1,881  1,874,000     SH		   SOLE		      1,874,000
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AT&T INC	            COM	      00206R102	       6,946 	189,324     SH		   SOLE		        189,324
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BANK OF AMERICA CORP	    COM	      060505104	       2,306 	189,324     SH		   SOLE		        189,324
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BOEING CO	            COM	      097023105	      16,253 	189,324     SH		   SOLE		        189,324
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CATERPILLAR INC	            COM	      149123101	      16,466 	189,324     SH		   SOLE		        189,324
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CHARLES RIV LAB Note 2.250% 6/1	      159864AB3	          32 	 32,000     SH		   SOLE		         32,000
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CHEVRON CORPORATION	    COM	      166764100	      22,495    189,324     SH		   SOLE		        189,324
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CISCO SYSTEMS INC	    COM	      17275R102	       3,959 	189,324     SH		   SOLE		        189,324
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COCA COLA COMPANY	    COM	      191216100	       7,656 	189,324     SH		   SOLE		        189,324
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DIREXION SHS   GLD MNRS BULL 3X	      25459W250	          28 	  5,000     SH		   SOLE		          5,000
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E I DU PONT DE NEMOURS &    COM	      263534109	       9,307 	189,324     SH		   SOLE		        189,324
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ELECTRONIC ARTS  NOTE .750% 7/1	      285512AA7	       1,933  2,000,000     SH		   SOLE		      2,000,000
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EXXON MOBIL CORP	    COM	      30231G102	      17,060 	189,324     SH		   SOLE		        189,324
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GENERAL CABLE  Note 0.875% 11/1	      369300AD0	       4,501  4,530,000     SH		   SOLE		      4,530,000
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GENERAL ELECTRIC CO	    COM	      369604103	       4,377 	189,324     SH		   SOLE		        189,324
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HEWLETT PACKARD CO	    COM	      428236103	       4,513 	189,324     SH		   SOLE		        189,324
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HOME DEPOT INC	            COM	      437076102	      13,211 	189,324     SH		   SOLE		        189,324
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ICAHN ENTERPRISES L P  FRNT 8/1	      451102AB3	       2,671  2,653,000     SH		   SOLE		      2,653,000
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INTEL CORP	            COM	      458140100	       4,137 	189,324     SH		   SOLE		        189,324
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INTEL CORP     SDCV 2.950% 12/1	      458140AD2	         143 	137,000     SH		   SOLE		        137,000
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INTERNATIONAL BUSINESS	    COM       459200101	      40,383 	189,324     SH		   SOLE		        189,324
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ISHARES TRUST  Barclays 20+  YR	      464287432	     329,825  2,800,000     SH		   SOLE		      2,800,000
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JDS UNIPHASE    Note 1.000% 5/1	      46612JAD3	       4,985  5,000,000     SH		   SOLE		      5,000,000
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON	    COM	      478160104	      15,436 	189,324     SH		   SOLE		        189,324
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JPMORGAN CHASE & CO	    COM	      46625H100	       8,985 	189,324     SH		   SOLE		        189,324
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MCDONALDS CORP	            COM	      580135101	      18,874 	189,324     SH		   SOLE		        189,324
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MERCK & CO INC	            COM	      58933Y105	       8,374 	189,324     SH		   SOLE		        189,324
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MICROSOFT CORP	            COM	      594918104	       5,417 	189,324     SH		   SOLE		        189,324
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NUANCE COMMUNIC NOTE 2.75% 11/0	      67020YAF7	       3,593  3,500,000     SH		   SOLE		      3,500,000
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PFIZER INC	            COM	      717081103	       5,464 	189,324     SH		   SOLE		        189,324
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PROCTER & GAMBLE CO	    COM	      742718109	      14,589 	189,324     SH		   SOLE		        189,324
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SANDISK CORP	NOTE 1.000% 5/1	      80004CAC5	       4,981  5,000,000     SH		   SOLE		      5,000,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR DOW JONES INDL    UT SER 1	      78467X109	     192,601  1,324,184     SH		   SOLE		      1,324,184
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SPDR S&P 500 ETF        TR UNIT	      78462F103	     865,178  5,519,717     SH		   SOLE		      5,519,717
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


                                                    FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3     COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                  VALUE       SHRS OR    SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER         CLASS       CUSIP       (X$1000)     PRN AMT    PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
----------------------- ----------- ------------ ----------- ------------ ----- ----- ------------ ---------- -------- ------ ------
THE TRAVELERS COMPANIES INC COM	      89417E109	      15,939 	189,324     SH		   SOLE		        189,324
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UNITED TECHNOLOGIES CORP    COM	      913017109	      17,689 	189,324     SH		   SOLE		        189,324
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC	    COM	      91324P102	      10,831 	189,324     SH		   SOLE		        189,324
------------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC    SDVC 3.250% 8/1	      92343EAD4	       1,476  1,000,000     SH		   SOLE		      1,000,000
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS	    COM	      92343V104	       9,305 	189,324     SH		   SOLE		        189,324
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC	    COM	      931142103	      14,167 	189,324     SH		   SOLE		        189,324
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WALT DISNEY CO	     COM DISNEY	      254687106	      10,754 	189,324     SH		   SOLE		        189,324
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WISDOMTREE J    JAPAN HEDGE EQT	      97717W851	         258 	  6,000     SH		   SOLE		          6,000
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